Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk management
Taxes	$ 136	$ (87)	$ 68
After taxes	150	$ (239)	$ (480)
Forecast
Risk management
Before taxes	2,027
Taxes	(779)
After taxes	1,248
2026 | Forecast
Risk management
Before taxes	1,076
Taxes	(418)
After taxes	658
2027 | Forecast
Risk management
Before taxes	193
Taxes	(73)
After taxes	120
2028 | Forecast
Risk management
Before taxes	193
Taxes	(73)
After taxes	120
2029 | Forecast
Risk management
Before taxes	193
Taxes	(73)
After taxes	120
2030 | Forecast
Risk management
Before taxes	140
Taxes	(53)
After taxes	87
2031 | Forecast
Risk management
Before taxes	114
Taxes	(43)
After taxes	71
2032 | Forecast
Risk management
Before taxes	114
Taxes	(43)
After taxes	71
2033 | Forecast
Risk management
Before taxes	4
Taxes	(3)
After taxes	$ 1